Significant Accounting Policies - Schedule of Diluted Earning (Loss) Per Ordinary Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SPAC Warrants [Member]
Schedule of Diluted Earning (Loss) Per Ordinary Share [Line Items]
Antidilutive Securities shares	17,795,000	17,795,000	17,795,000
August 2020 PIPE Warrants [Member]
Schedule of Diluted Earning (Loss) Per Ordinary Share [Line Items]
Antidilutive Securities shares		729,167	729,167
January 2021 Call Options [Member]
Schedule of Diluted Earning (Loss) Per Ordinary Share [Line Items]
Antidilutive Securities shares			4,000,000
February 2021 Warrants [Member]
Schedule of Diluted Earning (Loss) Per Ordinary Share [Line Items]
Antidilutive Securities shares	3,815,929,150	2,269,473,600	38,800,000
December 2021 Warrants [Member]
Schedule of Diluted Earning (Loss) Per Ordinary Share [Line Items]
Antidilutive Securities shares	252,844,550	150,375,950	2,285,715
August 2022 and December 2022 Convertible Debentures [Member]
Schedule of Diluted Earning (Loss) Per Ordinary Share [Line Items]
Antidilutive Securities shares			5,200,000
September 2023 Convertible Debenture [Member]
Schedule of Diluted Earning (Loss) Per Ordinary Share [Line Items]
Antidilutive Securities shares		2,000,000
Series H Warrant [Member]
Schedule of Diluted Earning (Loss) Per Ordinary Share [Line Items]
Antidilutive Securities shares	657,900	657,900
January 2024 Convertible Debenture [Member]
Schedule of Diluted Earning (Loss) Per Ordinary Share [Line Items]
Antidilutive Securities shares	40,000
Series I Warrant [Member]
Schedule of Diluted Earning (Loss) Per Ordinary Share [Line Items]
Antidilutive Securities shares	442,500
August 2024 Convertible Debenture [Member]
Schedule of Diluted Earning (Loss) Per Ordinary Share [Line Items]
Antidilutive Securities shares	267,857,143
Series J Warrant [Member]
Schedule of Diluted Earning (Loss) Per Ordinary Share [Line Items]
Antidilutive Securities shares	200,892,900